CURRENT AND ALL OTHER LIABILITIES - Narrative (Details) $ in Millions	3 Months Ended
Mar. 31, 2024 USD ($)
Other Liabilities Disclosure [Abstract]
Increase (decrease) in other current liabilities	$ (47)
Increase (decrease) in employee compensation and benefit liabilities	(189)
Increase (decrease) in short-term borrowings	(77)
Increase (decrease) in taxes payable	(74)
Increase (decrease) in other liabilities	(93)
Increase (decrease) in uncertain and other income taxes and related liabilities	$ (121)